EVENTS SUBSEQUENT TO BALANCE DATE (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Sep. 28, 2020	Aug. 10, 2020 USD ($) shares	Aug. 10, 2020 AUD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Events subsequent to balance date [Abstract]
Gross proceeds from shares issuance | $				$ 27,435,257	$ 8,831,759	$ 12,491,525
Subsequent Events [Member]
Events subsequent to balance date [Abstract]
Term of agreement with Tesla	5 years
Term of option to extend agreement with Tesla	5 years
Number of ordinary shares issued (in shares) | shares		120,000,000	120,000,000
Shares issue price (in dollars per share) | $ / shares			$ 0.09
Gross proceeds from shares issuance		$ 7,800,000	$ 10.8